UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:      Trafelet & Company, LLC

Address:   900 Third Avenue
           Floor 5
           New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer             New York, New York             February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $2,116,331
                                         (thousands)


List of Other Included Managers:

No.        Form 13F File Number         Name

1.         28-10575                     Delta Offshore, Ltd.
2.         28-10576                     Delta Institutional, LP
3.         28-10829                     Trafelet & Company Advisors, LLC
4.         28-11644                     Delta Onshore, LP
5.         28-11648                     Delta Pleiades, LP
6.                                      Trafelet Cayman, Ltd.
7.                                      Delta US Partners, LP


                                                               FORM 13F INFORMATION TABLE


                                                                   Trafelet & Company, LLC
                                                                      December 31, 2006

COLUMN 1                       COLUMN  2   COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7            COLUMN 8

                               TITLE                 VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER           VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION     MANAGERS       SOLE  SHARED  NONE
--------------                 --------   -----      --------  -------   --- ----   ----------     --------       ----  ------  ----
AMAZON COM INC                 COM        023135106  118380    3000000       PUT    SHARED-DEFINED  1,2,3,4,5,6,7  0    3000000  0
AMR CORP                       COM        001765106   56189    1858700   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    1858700  0
AMR CORP                       COM        001765106    5593     185000       CALL   SHARED-DEFINED  1,2,3,4,5,6,7  0     185000  0
AMR CORP                       COM        001765106  120920    4000000       CALL   SHARED-DEFINED  1,2,3,4,5,6,7  0    4000000  0
ARMOR HOLDINGS INC             COM        042260109   62233    1134600   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    1134600  0
BANKRATE INC                   COM        06646V108   66094    1741600   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    1741600  0
BE AEROSPACE INC               COM        073302101   29814    1161000   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    1161000  0
BELDEN CDT INC                 COM        077454106  110038    2815000   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    2815000  0
BON-TON STORES INC             COM        09776J101   47131    1360200   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    1360200  0
CANADIAN NAT RES LTD           COM        136385101   94345    1772400   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    1772400  0
CENTURY ALUM CO                COM        156431108   17860     400000   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0     400000  0
COMPUCREDIT CORP               COM        20478N100   69110    1736000   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    1736000  0
CONSOL ENERGY INC              COM        20854P109  148935    4635400   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    4635400  0
GILDAN ACTIVEWEAR INC          COM        375916103  189322    4060100   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    4060100  0
GLOBAL CROSSING LTD            SHS NEW    G3921A175   40741    1659500   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    1659500  0
HORIZON LINES INC              COM        44044K101   70395    2611100   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    2611100  0
INPHONIC INC                   COM        45772G105   28403    2561100   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    2561100  0
JARDEN CORP                    COM        471109108   19354     556300   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0     556300  0
LAMAR ADVERTISING CO           CL A       512815101   60486     925000   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0     925000  0
LIVE NATION INC                COM        538034109   23280    1039300   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    1039300  0
NII HLDGS INC                  CL B       62913F201   79483    1233444   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    1233444  0
NRG ENERGY INC                 COM NEW    629377508   27036     482700   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0     482700  0
NUTRI SYS INC NEW              COM        67069D108  114229    1802000   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    1802000  0
OPENWAVE SYS INC               COM NEW    683718308   35074    3800000   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    3800000  0
PRECISION CASTPARTS CORP       COM        740189105   39586     505700   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0     505700  0
PRECISION CASTPARTS CORP       COM        740189105   50882     650000       CALL   SHARED-DEFINED  1,2,3,4,5,6,7  0     650000  0
RAIT FINANCIAL TRUST           COM        749227104   31756     921000   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0     921000  0
SPIRIT AEROSYSTEMS HLDGS INC   COM        848574109   36051    1077100   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    1077100  0
ULTRA PETROLEUM CORP           COM        903914109   43429     909700   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0     909700  0
US AIRWAYS GROUP INC           COM        90341W108  280182    5203000   SH         SHARED-DEFINED  1,2,3,4,5,6,7  0    5203000  0


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